LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Schedule of Liabilities in Respect of Government Grants) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Liabilities In Respect Of Government Grants [Abstract]
Balance at January 1,	$ 4,814	$ 4,744
Grants received or to be received	74	66
Royalties paid	(142)	(73)
Amounts recorded in profit or loss	182	77
Ending balance	$ 4,928	$ 4,814